Schedule of deferred offering costs (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Total		€ 156,261
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
SEC registration fee	3,261
Nasdaq listing fee	43,990
FINRA filing fee	5,687
Underwriter fees and commissions	1,614,978
Legal fees and expenses	1,705,945
Accounting fees and expenses	284,087
Advisory fees	273,609
Total	€ 3,931,557	€ 156,000